                        UNION SECURITY INSURANCE COMPANY
                               VARIABLE ACCOUNT C

     SUPPLEMENT DATED DECEMBER 6, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

 WALL STREET SERIES SURVIVOR VUL                                  033-65243
 WALL STREET SERIES VUL                                           333-69327
 HARMONY INVESTMENT LIFE                                          033-03919
 WALL STREET SERIES VUL220                                        033-28551
 WALL STREET SERIES VUL500                                        033-48266

              SUPPLEMENT DATED DECEMBER 6, 2006 TO YOUR PROSPECTUS

HARTFORD BLUE CHIP STOCK HLS FUND: The information for this Fund in the Annual Operating Expense table and its corresponding footnote is deleted and replaced with the following:

                                              12B-1                                TOTAL
                                          DISTRIBUTION                            ANNUAL           CONTRACTUAL FEE
                                             AND/OR                                FUND              WAIVERS OR
                         MANAGEMENT         SERVICING           OTHER            OPERATING             EXPENSE
FUND                        FEES              FEES            EXPENSES           EXPENSES          REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------
Hartford Blue Chip        0.65%(i)              N/A              0.03%              0.68%                 N/A
 Stock HLS Fund -
 Class IA

                         TOTAL NET
                          ANNUAL
                           FUND
                         OPERATING
FUND                     EXPENSES
-------------------
Hartford Blue Chip          0.68%
 Stock HLS Fund -
 Class IA

(i) Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.83% to 0.65%. In addition, effective November 13, 2006, HL Advisors has voluntarily agreed to waive an additional 0.21% of its management fees until December 31, 2007. While such waiver is in effect, the management fee is 0.44% and the total annual operating expenses are 0.47%.

HARTFORD MIDCAP STOCK HLS FUND: At a special meeting of the shareholders held on November 16, 2006, shareholders of Hartford MidCap Stock HLS Fund approved a sub-advisory agreement between HL Investment Advisors, LLC, Hartford MidCap Stock HLS Fund's investment adviser, and Hartford Investment Management Company to take effect on or about December 4, 2006, pursuant to which Hartford Investment Management Company will replace the Fund's current sub-adviser, Northern Capital Management, LLC, and serve as sole sub-adviser to Hartford MidCap Stock HLS Fund.

As a result, the following changes are made to your prospectus:

In the table under the section entitled "The Funds," Hartford Investment Management Company replaces Northern Capital Management, LLC as the sub-adviser for Hartford MidCap Stock HLS Fund, and the Fund objective for Hartford MidCap Stock HLS Fund is deleted and replaced with "Seeks long-term growth of capital."

In addition, on or about December 11, 2006, Hartford MidCap Stock HLS Fund will change its name to Hartford MidCap Growth HLS Fund. As a result, all references to Hartford MidCap Stock HLS Fund are deleted and replaced with Hartford MidCap Growth HLS Fund.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND, HARTFORD LARGECAP GROWTH HLS FUND AND HARTFORD BLUE CHIP STOCK HLS FUND: On January 23, 2007, shareholders will vote on the proposed merger of Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund into Hartford Blue Chip Stock HLS Fund. If the proposed merger is approved, all assets of Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund will be transferred into Hartford Blue Chip Stock HLS Fund, and shareholders of Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund will receive shares of Hartford Blue Chip Stock HLS Fund. If approved by the shareholders, the merger is scheduled to take place on or about February 2, 2007. In addition, if the proposed merger takes place, on or about February 5, 2007, Hartford Blue Chip Stock HLS Fund will change its name to Hartford LargeCap Growth HLS Fund.

As a result, if any of your Policy Value is currently invested in Hartford Capital Opportunities HLS Fund Sub-Account or Hartford LargeCap Growth HLS Fund Sub-Account, that Policy Value will be merged into Hartford Blue Chip Stock HLS Fund Sub-Account. If any portion of your future Premium Payments are allocated to Hartford Capital Opportunities HLS Fund Sub-Account or Hartford LargeCap Growth HLS Fund Sub-Account, you should re-direct that allocation to another Sub-Account available under your Policy before the close of trading on the New York Stock Exchange on February 1, 2007. Effective as of the close of trading of the New York Stock Exchange on February 1, 2007, we will not process any transaction that includes an allocation to Hartford Capital Opportunities HLS Fund Sub-Account or Hartford LargeCap Growth HLS Fund Sub-Account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Policy related to Hartford Capital Opportunities HLS Fund or Hartford LargeCap Growth HLS Fund are deleted. All references to Hartford Blue Chip Stock HLS Fund are deleted and replaced with Hartford LargeCap Growth HLS Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                    HV-6066